Income Taxes - Summary of Income from Continuing Operations Before Income Taxes on Basis of Segment Reporting (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
United States	$ (41,778)	$ (33,883)	$ (13,292)
International	(4,365)	(1,415)	(596)
Loss before provision (benefit) for income taxes	$ (46,143)	$ (35,298)	$ (13,888)